SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 10 – Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there were reportable subsequent events to be disclosed as follows:

Amendment #2 to the Option Agreement between Viscount Nevada Holdings Ltd. and Nevada Tungsten Holdings Ltd.

On February 11, 2014 the parties agreed that notwithstanding that the payment contemplated in section 4 (b) (ii) of the Option Agreement, “US$100,000 to the Optionor on or before February 15, 2014,” (the “Payment”), will not be made on or before February 15, 2014, and that the annual work commitment contemplated in section4 (c) (i) of the Option Agreement, “exploration expenditures on the Property of US$250,000 on or before the first anniversary of the execution of this Agreement,” (the “Work”), will not be expended by the first anniversary, that the Option Agreement remains unchanged and in good standing with full force and effect, with the understanding that the Payment will be made, and the Work will be expended, on or before June 15, 2014. For this consideration and upon the execution of this Amendment #2, the Optionee will issue to the Optionor 250,000 shares of common stock in Tungsten Corp.

Issuance of Common Stock

On February 18, 2014 we closed a common stock purchase agreement for a $3 million Equity Enhancement Program (“EEP”) with a Magna Group affiliate fund, Hanover Holdings I, LLC (the "Investor"). The EEP allows, but does not obligate the Company to issue and sell up to $3,000,000 worth of the Company’s common stock to the Investor from time to time, over the 24-month term of the purchase agreement.

We paid to the Investor a commitment fee for entering into the Purchase Agreement equal to $150,000 in the form of 2,065,177 restricted shares of our common stock, issued on February 20, 2014, calculated using a per share price of $0.072633, representing the arithmetic average of the three lowest VWAPs during the 10-trading day period immediately preceding the Closing Date.

In connection with the execution of the purchase agreement, the parties also entered into a registration rights agreement, whereby, we agreed to file an initial registration statement with the U.S. Securities & Exchange Commission (“SEC”) to register an agreed upon number of shares of common stock, which shall not exceed 1/3 of the number of shares of our common stock held by non-affiliates of the Company, on or prior to March 28, 2014 (the “Filing Deadline”) and have it declared effective at the earlier of (A) the 90th calendar day after the earlier of (1) the Filing Deadline and (2) the date on which the initial registration statement is filed with the SEC and (B) the fifth business day after the date the Company is notified by the SEC that such Registration Statement will not be reviewed or will not be subject to further review.

On March 6, 2014, in satisfaction of the payment of $1,750 for fees owed, 23,302 restricted 144 shares were issued to Crescendo Communications, LLC pursuant to the Letter Agreement (Note 7).